Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table* summarizes the SCT compensation and CAP for our CEO(s) and the average for our non-CEO
NEOs for the last five fiscal years, ending December 31, 2025. In accordance with the PVP rules, the table also includes certain prescribed performance related measures.

	Summary Compensation Table Total for CEO (Davis)	Summary Compensation Table Total for CEO (Frazier)	Compensation Actually Paid to CEO (Davis) (6)	Compensation Actually Paid to CEO (Frazier) (6)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs (6)	Value of Initial Fixed $100 Investment Based on
Fiscal Year							Total Shareholder Return (7)	Peer Group Total Shareholder Return (8)	GAAP Net Income ($ 000’s)	Non-GAAP EPS (9)

2025 (1)	$20,797,845	—	$15,760,172	—	$6,918,988	$5,356,809	$158.08	$198.33	$18,254,000	$8.98

2024 (2)	23,186,064	—	14,725,823	—	9,487,609	6,989,318	144.00	145.51	17,117,000	7.65

2023 (3)	20,273,287	—	26,701,326	—	7,629,512	9,360,664	153.61	134.12	365,000	1.51

2022 (4)	18,650,093	—	52,474,235	—	8,406,647	22,341,814	152.09	130.07	14,519,000	7.48

2021 (5)	13,722,121	15,196,920	14,390,893	13,328,924	6,709,905	7,004,950	101.81	122.48	12,345,000	5.37
*	Compensation shown is rounded to the nearest dollar.

(1)	Non-CEO NEOs for 2025 are Ms. Litchfield, Mr. Chattopadhyay, Dr. Li, and Ms. Zachary.
(2)	Non-CEO NEOs for 2024 are Ms. Litchfield, Mr. DeLuca, Ms. Larson, and Dr. Li.
(3)	Non-CEO NEOs for 2023 are Ms. Litchfield, Mr. Chattopadhyay, Mr. DeLuca, and Dr. Li.
(4)	Non-CEO NEOs for 2022 are Mr. Frazier, Ms. Litchfield, Mr. Guindo, Dr. Li, and Ms. Zachary. Since Mr. Davis was CEO for all of 2022, only his compensation is shown in the CEO SCT and CAP columns.
(5)
Non-CEO
NEOs for 2021 are Ms. Litchfield, Mr. Clyburn, Mr. DeLuca, and Dr. Li. As a result of Mr. Frazier’s retirement as CEO, effective June 30, 2021, and Mr. Davis’s promotion to CEO, effective July 1, 2021, the Pay versus Performance table includes the compensation for both executives as CEO in 2021. The SCT and CAP amounts reported for Mr. Davis and Mr. Frazier reflect compensation for all of 2021, not just the respective periods in which they were CEO.

(6)	See the table on page 68 for additional details on the calculation of the CAP value.
(7)
TSR assumes an initial $100 investment in Company stock beginning on December 31, 2020. TSR is cumulative, with the value determined at the end of each applicable fiscal year, calculated in accordance with Item 201(e) of Regulation
S-K.

(8)
Peer Group TSR assumes an initial $100 investment in the Company’s primary peer group (market cap-weighted).
As described on page 47, the Company’s primary peer group consists of the following companies: AbbVie, Amgen, AstraZeneca, Bristol-Myers Squibb, Eli Lilly, Gilead Sciences, GlaxoSmithKline, Johnson & Johnson, Novartis, Pfizer, Roche Holding AG, and Sanofi.

(9)
The SEC requires the disclosure of a company selected measure, representing the most important financial metric used for determining CAP for the current fiscal year. As described in more detail on page 70, the selected measure for 2025 is non-GAAP
EPS. Refer to Appendix A on page 101 for a reconciliation between GAAP and non-GAAP
financial measures. Appendix B on page 103 provides an explanation of adjustments to non-GAAP
results for incentive plans purposes.

The following table* provides additional information on how CAP for each reporting year was determined, starting with SCT compensation and applying each of the required adjustments, as applicable, in accordance with the PVP rules.

	Summary Compensation Table Total Compensation	Value of Pension Benefits Deducted from SCT (1)	Value of Equity Deducted from SCT	Value of Pension Benefits Per CAP Definition (2)	Fair Value of Equity Compensation Granted in Current Year (3)	Year-Over-Year Change in Fair Value of Unvested Equity (4)	Change in Fair Value of Equity that Vested During the Year (5)	Value of Dividends Accrued or Paid on Stock Awards (6)	Compensation Actually Paid

CEO (Davis)

2025	$20,797,845	$685,143	$15,482,842	$354,017	$17,087,745	($1,794,015)	($4,906,562)	$389,128	$15,760,172

2024	23,186,064	511,878	17,727,551	321,870	10,065,366	(2,204,776)	555,545	1,041,183	14,725,823

2023	20,273,287	651,163	14,047,586	271,130	18,028,095	(97,780)	1,522,952	1,402,391	26,701,326

2022	18,650,093	180,259	12,393,581	280,085	26,824,642	14,171,478	3,931,065	1,190,712	52,474,235

2021	13,722,121	235,640	9,084,579	265,823	10,649,030	(669,339)	(661,118)	404,596	14,390,893

CEO (Frazier)

2021	15,196,920	—	10,615,096	418,183	12,443,073	(2,633,787)	(2,435,189)	954,819	13,328,924

Average Non-CEO NEOs

2025	6,918,988	369,246	4,134,096	178,265	4,562,640	(460,854)	(1,442,613)	103,724	5,356,809

2024	9,487,609	175,334	6,714,011	130,394	4,223,773	(520,745)	281,388	276,243	6,989,318

2023	7,629,512	479,834	4,253,332	152,186	5,458,528	(43,471)	475,952	421,122	9,360,664

2022	8,406,647	42,041	5,514,804	122,447	9,133,936	6,336,440	3,346,846	552,343	22,341,814

2021	6,709,905	107,732	4,261,734	122,147	4,829,729	(247,588)	(208,749)	168,972	7,004,950
*	Compensation shown is rounded to the nearest dollar.

(1)
Represents the aggregate change in actuarial present value of the NEOs’ accrued benefits under the Company’s pension plans. The change in pension value for Mr. Frazier is negative in 2021, primarily due to age and an increase in discount rates. In accordance with SEC rules, a $0 value is reported rather than a negative amount.

(2)
These amounts represent the present value of expected pension benefit accruals earned in the current year and reflect assumptions used for financial statement reporting purposes. They do not reflect the change in the present value of the accumulated pension benefit due to changes in assumptions such as discount rate from year to year.

(3)
These amounts represent the fair value as of the indicated fiscal year-end
of the outstanding and unvested stock and option awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes. The fair value differs from the value in the SCT because for purposes of CAP the fair value for equity granted in the current year is determined as of the last day of the applicable year. Fair values in the SCT are determined as of the grant date.

(4)
These amounts represent the change in fair value during the indicated fiscal year of each stock and option award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(5)
These amounts represent the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock and option award that was granted in a prior fiscal year and that vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

(6)
These amounts represent the dollar value of any dividends or other earnings accrued or paid on stock or option awards in the applicable fiscal year or for awards that vested in the fiscal year, prior to the vesting date, that are not otherwise reflected in the fair value of such awards or included in any other component of total compensation for the applicable fiscal year.

Company Selected Measure Name			Non-GAAP EPS
Named Executive Officers, Footnote
(1)	Non-CEO NEOs for 2025 are Ms. Litchfield, Mr. Chattopadhyay, Dr. Li, and Ms. Zachary.
(2)	Non-CEO NEOs for 2024 are Ms. Litchfield, Mr. DeLuca, Ms. Larson, and Dr. Li.
(3)	Non-CEO NEOs for 2023 are Ms. Litchfield, Mr. Chattopadhyay, Mr. DeLuca, and Dr. Li.
(4)	Non-CEO NEOs for 2022 are Mr. Frazier, Ms. Litchfield, Mr. Guindo, Dr. Li, and Ms. Zachary. Since Mr. Davis was CEO for all of 2022, only his compensation is shown in the CEO SCT and CAP columns.
(5)
Non-CEO
NEOs for 2021 are Ms. Litchfield, Mr. Clyburn, Mr. DeLuca, and Dr. Li. As a result of Mr. Frazier’s retirement as CEO, effective June 30, 2021, and Mr. Davis’s promotion to CEO, effective July 1, 2021, the Pay versus Performance table includes the compensation for both executives as CEO in 2021. The SCT and CAP amounts reported for Mr. Davis and Mr. Frazier reflect compensation for all of 2021, not just the respective periods in which they were CEO.

Peer Group Issuers, Footnote	Peer Group TSR assumes an initial $100 investment in the Company’s primary peer group (market cap-weighted).
			As described on page 47, the Company’s primary peer group consists of the following companies: AbbVie, Amgen, AstraZeneca, Bristol-Myers Squibb, Eli Lilly, Gilead Sciences, GlaxoSmithKline, Johnson & Johnson, Novartis, Pfizer, Roche Holding AG, and Sanofi.
Adjustment To PEO Compensation, Footnote
The following table* provides additional information on how CAP for each reporting year was determined, starting with SCT compensation and applying each of the required adjustments, as applicable, in accordance with the PVP rules.

	Summary Compensation Table Total Compensation	Value of Pension Benefits Deducted from SCT (1)	Value of Equity Deducted from SCT	Value of Pension Benefits Per CAP Definition (2)	Fair Value of Equity Compensation Granted in Current Year (3)	Year-Over-Year Change in Fair Value of Unvested Equity (4)	Change in Fair Value of Equity that Vested During the Year (5)	Value of Dividends Accrued or Paid on Stock Awards (6)	Compensation Actually Paid

CEO (Davis)

2025	$20,797,845	$685,143	$15,482,842	$354,017	$17,087,745	($1,794,015)	($4,906,562)	$389,128	$15,760,172

2024	23,186,064	511,878	17,727,551	321,870	10,065,366	(2,204,776)	555,545	1,041,183	14,725,823

2023	20,273,287	651,163	14,047,586	271,130	18,028,095	(97,780)	1,522,952	1,402,391	26,701,326

2022	18,650,093	180,259	12,393,581	280,085	26,824,642	14,171,478	3,931,065	1,190,712	52,474,235

2021	13,722,121	235,640	9,084,579	265,823	10,649,030	(669,339)	(661,118)	404,596	14,390,893

CEO (Frazier)

2021	15,196,920	—	10,615,096	418,183	12,443,073	(2,633,787)	(2,435,189)	954,819	13,328,924

Average Non-CEO NEOs

2025	6,918,988	369,246	4,134,096	178,265	4,562,640	(460,854)	(1,442,613)	103,724	5,356,809

2024	9,487,609	175,334	6,714,011	130,394	4,223,773	(520,745)	281,388	276,243	6,989,318

2023	7,629,512	479,834	4,253,332	152,186	5,458,528	(43,471)	475,952	421,122	9,360,664

2022	8,406,647	42,041	5,514,804	122,447	9,133,936	6,336,440	3,346,846	552,343	22,341,814

2021	6,709,905	107,732	4,261,734	122,147	4,829,729	(247,588)	(208,749)	168,972	7,004,950
*	Compensation shown is rounded to the nearest dollar.

(1)
Represents the aggregate change in actuarial present value of the NEOs’ accrued benefits under the Company’s pension plans. The change in pension value for Mr. Frazier is negative in 2021, primarily due to age and an increase in discount rates. In accordance with SEC rules, a $0 value is reported rather than a negative amount.

(2)
These amounts represent the present value of expected pension benefit accruals earned in the current year and reflect assumptions used for financial statement reporting purposes. They do not reflect the change in the present value of the accumulated pension benefit due to changes in assumptions such as discount rate from year to year.

(3)
These amounts represent the fair value as of the indicated fiscal year-end
of the outstanding and unvested stock and option awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes. The fair value differs from the value in the SCT because for purposes of CAP the fair value for equity granted in the current year is determined as of the last day of the applicable year. Fair values in the SCT are determined as of the grant date.

(4)
These amounts represent the change in fair value during the indicated fiscal year of each stock and option award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(5)
These amounts represent the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock and option award that was granted in a prior fiscal year and that vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

(6)
These amounts represent the dollar value of any dividends or other earnings accrued or paid on stock or option awards in the applicable fiscal year or for awards that vested in the fiscal year, prior to the vesting date, that are not otherwise reflected in the fair value of such awards or included in any other component of total compensation for the applicable fiscal year.

Non-PEO NEO Average Total Compensation Amount			$ 6,918,988	$ 9,487,609	$ 7,629,512	$ 8,406,647	$ 6,709,905
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,356,809	6,989,318	9,360,664	22,341,814	7,004,950
Adjustment to Non-PEO NEO Compensation Footnote
The following table* provides additional information on how CAP for each reporting year was determined, starting with SCT compensation and applying each of the required adjustments, as applicable, in accordance with the PVP rules.

	Summary Compensation Table Total Compensation	Value of Pension Benefits Deducted from SCT (1)	Value of Equity Deducted from SCT	Value of Pension Benefits Per CAP Definition (2)	Fair Value of Equity Compensation Granted in Current Year (3)	Year-Over-Year Change in Fair Value of Unvested Equity (4)	Change in Fair Value of Equity that Vested During the Year (5)	Value of Dividends Accrued or Paid on Stock Awards (6)	Compensation Actually Paid

CEO (Davis)

2025	$20,797,845	$685,143	$15,482,842	$354,017	$17,087,745	($1,794,015)	($4,906,562)	$389,128	$15,760,172

2024	23,186,064	511,878	17,727,551	321,870	10,065,366	(2,204,776)	555,545	1,041,183	14,725,823

2023	20,273,287	651,163	14,047,586	271,130	18,028,095	(97,780)	1,522,952	1,402,391	26,701,326

2022	18,650,093	180,259	12,393,581	280,085	26,824,642	14,171,478	3,931,065	1,190,712	52,474,235

2021	13,722,121	235,640	9,084,579	265,823	10,649,030	(669,339)	(661,118)	404,596	14,390,893

CEO (Frazier)

2021	15,196,920	—	10,615,096	418,183	12,443,073	(2,633,787)	(2,435,189)	954,819	13,328,924

Average Non-CEO NEOs

2025	6,918,988	369,246	4,134,096	178,265	4,562,640	(460,854)	(1,442,613)	103,724	5,356,809

2024	9,487,609	175,334	6,714,011	130,394	4,223,773	(520,745)	281,388	276,243	6,989,318

2023	7,629,512	479,834	4,253,332	152,186	5,458,528	(43,471)	475,952	421,122	9,360,664

2022	8,406,647	42,041	5,514,804	122,447	9,133,936	6,336,440	3,346,846	552,343	22,341,814

2021	6,709,905	107,732	4,261,734	122,147	4,829,729	(247,588)	(208,749)	168,972	7,004,950
*	Compensation shown is rounded to the nearest dollar.

(1)
Represents the aggregate change in actuarial present value of the NEOs’ accrued benefits under the Company’s pension plans. The change in pension value for Mr. Frazier is negative in 2021, primarily due to age and an increase in discount rates. In accordance with SEC rules, a $0 value is reported rather than a negative amount.

(2)
These amounts represent the present value of expected pension benefit accruals earned in the current year and reflect assumptions used for financial statement reporting purposes. They do not reflect the change in the present value of the accumulated pension benefit due to changes in assumptions such as discount rate from year to year.

(3)
These amounts represent the fair value as of the indicated fiscal year-end
of the outstanding and unvested stock and option awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes. The fair value differs from the value in the SCT because for purposes of CAP the fair value for equity granted in the current year is determined as of the last day of the applicable year. Fair values in the SCT are determined as of the grant date.

(4)
These amounts represent the change in fair value during the indicated fiscal year of each stock and option award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(5)
These amounts represent the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock and option award that was granted in a prior fiscal year and that vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

(6)
These amounts represent the dollar value of any dividends or other earnings accrued or paid on stock or option awards in the applicable fiscal year or for awards that vested in the fiscal year, prior to the vesting date, that are not otherwise reflected in the fair value of such awards or included in any other component of total compensation for the applicable fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between CAP and TSR
The chart below illustrates the relationship between the CEO CAP and average non-CEO
NEO CAP, calculated in accordance with the PVP rules, and the Company’s TSR and Peer Group TSR. The peer group for each listed fiscal year consists of the companies listed as our current primary peer group. For 2021, the CAP for Mr. Davis and Mr. Frazier are shown separately as CEO CAP since both executives served as CEO for a portion of the year. In 2022, Mr. Davis served as CEO for the entire year, and Mr. Frazier served as Executive Chairman until his retirement on November 30, 2022. As such, Mr. Frazier’s 2022 CAP is included in the average non-CEO
NEO CAP for that year.

Compensation Actually Paid vs. Net Income
Relationship
Between
CAP and Net Income
The chart below illustrates the relationship between the CEO CAP and average non-CEO
NEO CAP, calculated in accordance with the PVP rules, and the Company’s GAAP net income. For 2021, the CAP for Mr. Davis and Mr. Frazier are shown separately as CEO CAP since both executives served as CEO for a portion of the year. In 2022, Mr. Davis served as CEO for the entire year, and Mr. Frazier served as Executive Chairman until his retirement on November 30, 2022. As such, Mr. Frazier’s 2022 CAP is included in the average non-CEO
NEO CAP for that year. For 2023, GAAP net income reflects the impact of $17.1 billion in business development activity, including the acquisitions of Prometheus Biosciences and Imago BioSciences, and the collaborations with Daiichi Sankyo and Kelun-Biotech.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between CAP and the Company-Selected Measure
The SEC requires the disclosure of a company-selected measure, defined as the most important financial metric used for determining CAP for the current fiscal year. For 2025, we consider non-GAAP
EPS to be the most important financial measure used to link pay with performance because EPS represents 50% of our PSU program design, PSUs represent 60% of annual LTI grants, and LTI represents the majority of our executives’ target TDC. Specifically, for 2025, non-GAAP
EPS influences 24% of our CEO’s target TDC and 20% of the average target TDC for our non-CEO
NEOs. It is worth noting that the SEC requires the disclosure of single year metrics for purposes of comparing CAP to a company-selected measure. While our PSU program design employs three-year non-GAAP
EPS, in the graph below, CAP is being compared to
one-year
non-GAAP
EPS.
The chart below illustrates the relationship between the CEO CAP and average non-CEO
NEO CAP, calculated in accordance with the PVP rules, and the Company’s non-GAAP
EPS for the applicable reporting year. For 2021, the CAP for Mr. Davis and Mr. Frazier are shown separately as CEO CAP since both executives served as CEO for a portion of the year. In 2022, Mr. Davis served as CEO for the entire year, and Mr. Frazier served as Executive Chairman until his retirement on November 30, 2022. As such, Mr. Frazier’s 2022 CAP is included in the average non-CEO
NEO CAP for that year. For 2023,
non-GAAP
EPS was negatively affected by $6.21 of charges for certain upfront and pre-approval
milestone payments related to collaborations and licensing agreements, as well as charges related to pre-approval
assets obtained in transactions accounted for as asset acquisitions.

Total Shareholder Return Vs Peer Group
Relationship Between CAP and TSR
The chart below illustrates the relationship between the CEO CAP and average non-CEO
NEO CAP, calculated in accordance with the PVP rules, and the Company’s TSR and Peer Group TSR. The peer group for each listed fiscal year consists of the companies listed as our current primary peer group. For 2021, the CAP for Mr. Davis and Mr. Frazier are shown separately as CEO CAP since both executives served as CEO for a portion of the year. In 2022, Mr. Davis served as CEO for the entire year, and Mr. Frazier served as Executive Chairman until his retirement on November 30, 2022. As such, Mr. Frazier’s 2022 CAP is included in the average non-CEO
NEO CAP for that year.

Tabular List, Table
Most Important Metrics Used to Link Pay and Performance
In accordance with the PVP rules, the most important performance metrics used to link our NEOs’ pay to performance in 2025 are listed below. These metrics align with the measures used in our Company Scorecard, as described on page 52, and our PSU Program, as described on page 56. These metrics help translate our strategic priorities into operational terms that enable us to measure and track our progress against annual operating goals and long-term strategic drivers of sustainable value creation, aligning the pay of our executives to Company performance. Although stock price performance, as reflected by our Total Shareholder Return (“TSR”), is not a metric used in our current programs to set or evaluate the level of pay for our executives and, therefore, is not included in the list below, it directly impacts the value of LTIs granted to our NEOs.

Company Scorecard Metrics	PSU Program Metrics

Revenue	Relative Total Shareholder Return (“R-TSR”)

Pre-Tax Income	Non-GAAP Earnings Per Share (“EPS”)

Pipeline

Sustainability

Total Shareholder Return Amount			$ 158.08	144	153.61	152.09	101.81
Peer Group Total Shareholder Return Amount			198.33	145.51	134.12	130.07	122.48
Net Income (Loss)			$ 18,254,000,000	$ 17,117,000,000	$ 365,000,000	$ 14,519,000,000	$ 12,345,000,000
Company Selected Measure Amount			8.98	7.65	1.51	7.48	5.37
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Pre-Tax Income
Measure:: 3
Pay vs Performance Disclosure
Name			Pipeline
Measure:: 4
Pay vs Performance Disclosure
Name			Sustainability
Measure:: 5
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return (“R-TSR”)
Measure:: 6
Pay vs Performance Disclosure
Name			Non-GAAP Earnings Per Share (“EPS”)
Non-GAAP Measure Description	The SEC requires the disclosure of a company selected measure, representing the most important financial metric used for determining CAP for the current fiscal year. As described in more detail on page 70, the selected measure for 2025 is non-GAAP
EPS. Refer to Appendix A on page 101 for a reconciliation between GAAP and non-GAAP
financial measures. Appendix B on page 103 provides an explanation of adjustments to non-GAAP
			results for incentive plans purposes.
Mr. Davis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 20,797,845	$ 23,186,064	$ 20,273,287	$ 18,650,093	$ 13,722,121
PEO Actually Paid Compensation Amount			$ 15,760,172	$ 14,725,823	$ 26,701,326	$ 52,474,235	14,390,893
PEO Name	Mr. Davis		Mr. Davis	Mr. Davis	Mr. Davis	Mr. Davis
Mr. Frazier [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							15,196,920
PEO Actually Paid Compensation Amount							$ 13,328,924
PEO Name		Mr. Frazier					Mr. Frazier
PEO | Mr. Davis [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (685,143)	$ (511,878)	$ (651,163)	$ (180,259)	$ (235,640)
PEO | Mr. Davis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,087,745	10,065,366	18,028,095	26,824,642	10,649,030
PEO | Mr. Davis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,794,015)	(2,204,776)	(97,780)	14,171,478	(669,339)
PEO | Mr. Davis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,906,562)	555,545	1,522,952	3,931,065	(661,118)
PEO | Mr. Davis [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			389,128	1,041,183	1,402,391	1,190,712	404,596
PEO | Mr. Davis [Member] | Value of Equity Deducted From SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,482,842)	(17,727,551)	(14,047,586)	(12,393,581)	(9,084,579)
PEO | Mr. Davis [Member] | Value of Pension Benefits Per CAP Definition [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			354,017	321,870	271,130	280,085	265,823
PEO | Mr. Frazier [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Mr. Frazier [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							12,443,073
PEO | Mr. Frazier [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(2,633,787)
PEO | Mr. Frazier [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(2,435,189)
PEO | Mr. Frazier [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							954,819
PEO | Mr. Frazier [Member] | Value of Equity Deducted From SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(10,615,096)
PEO | Mr. Frazier [Member] | Value of Pension Benefits Per CAP Definition [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							418,183
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(369,246)	(175,334)	(479,834)	(42,041)	(107,732)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,562,640	4,223,773	5,458,528	9,133,936	4,829,729
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(460,854)	(520,745)	(43,471)	6,336,440	(247,588)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,442,613)	281,388	475,952	3,346,846	(208,749)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			103,724	276,243	421,122	552,343	168,972
Non-PEO NEO | Value of Equity Deducted From SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,134,096)	(6,714,011)	(4,253,332)	(5,514,804)	(4,261,734)
Non-PEO NEO | Value of Pension Benefits Per CAP Definition [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 178,265	$ 130,394	$ 152,186	$ 122,447	$ 122,147